UNCOMPLETED CONTRACTS (Tables)	6 Months Ended
Jun. 30, 2021
Contractors [Abstract]
SUMMARY OF COST, ESTIMATED EARNINGS AND BILLINGS ON UNCOMPLETED CONTRACTS

Costs, estimated earnings and billings on uncompleted contracts are summarized as follows at June 30, 2021 and December 31, 2020:

	June 30, 2021	December 31, 2020
Costs incurred on uncompleted contracts	$1,188,700		$-
Estimated earnings	292,800		-
Costs and estimated earnings on uncompleted contracts	1,481,500		-
Billings to date	1,287,000		-
Costs and estimated earnings in excess of billings on uncompleted contracts	194,500		-
Costs and earnings in excess of billings on completed contracts	-		-
	$194,500	$

Costs in excess of billings	$194,500	$
Billings in excess of cost	-		-
	$194,500		$-